Other long-term liabilities - Schedule of Other Long-Term Liabilities (Detail) - Seaspan [Member] - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Other Long Term Liabilities [Line Items]
Deferred gain on sale-leasebacks	$ 0.0		$ 181.0
Other	19.0		32.3
Other long-term liabilities	19.0		213.3
Current portion of other long-term liabilities	(7.8)	$ (10.0)	(32.2)
Other long-term liabilities	$ 11.2	$ 22.2	$ 181.1